Related-Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Related-Party Balances and Transactions [Line Items]
Accounts payable
Service fee		¥ 250
Loan provided (in Dollars)	961
Receivables from loan provided	686	8,000
Outstanding receivables (in Dollars)	143,232	6,260	$ 21,110	¥ 288,339
Mass Inc [Member]
Related-Party Balances and Transactions [Line Items]
Outstanding receivables (in Dollars)	¥ 13,594
Cash consideration		¥ 14,260
Beijing Fanlian Investment Co. Ltd [Member]
Related-Party Balances and Transactions [Line Items]
Equity interests	100.00%	100.00%	100.00%